OTHER NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2026
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

16OTHER NON-CURRENT ASSETS

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Renting deposit receivables-non-current	9,358	22,196
Prepayment for property and equipment	14,310	67,768
	23,668	89,964